25. FINANCIAL INCOME (EXPENSES) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial income	R$ 1,310,514	R$ 295,074	R$ 643,590
Financial expenses	(2,806,157)	(2,758,701)	(3,166,017)
Inflation adjustment and exchange differences, net	(533,919)		116,948
Financial income (expense), net	(1,495,643)	(2,463,627)	(2,522,427)
Statement of gains and (losses) on derivative transactions	(1)	28,274	(812,227)
Dollar-to-euro swap
Disclosure of disaggregation of revenue from contracts with customers [line items]
Statement of gains and (losses) on derivative transactions	(1)	(229)	(6,467)
Future DI
Disclosure of disaggregation of revenue from contracts with customers [line items]
Statement of gains and (losses) on derivative transactions		28,503	5,829
Future Dollar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Statement of gains and (losses) on derivative transactions			(805,760)
Swap Pre x CDI
Disclosure of disaggregation of revenue from contracts with customers [line items]
Statement of gains and (losses) on derivative transactions			(299)
Swap CDI x Pre
Disclosure of disaggregation of revenue from contracts with customers [line items]
Statement of gains and (losses) on derivative transactions			(63)
Borrowings and financing - foreign currency
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial expenses	(988,821)	(827,841)	(930,508)
Borrowings and financing - local currency
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial expenses	(1,020,867)	(1,610,714)	(2,229,849)
Related parties
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial expenses	(16,092)		(3,185)
Capitalized interest
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial expenses	71,611	91,957	215,794
Losses on derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial expenses			(362)
Interest, fines and late payment charges
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial expenses	(71,100)	(72,343)	(38,002)
Commission and bank fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial expenses	(182,179)	(159,088)	(155,249)
PIS/COFINS over financial income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial expenses	(84,404)	(21,926)	(39,154)
Other financial expenses
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial expenses	19,614	(142,296)	(102,450)
Inflation adjustment and exchange differences, net
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial expenses		(16,450)
Inflation adjustment and exchange differences, net	(1,035)		7,865
Inflation adjustments, net
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial expenses		(10,556)
Exchange differences, net
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial expenses		(5,665)
Inflation adjustment and exchange differences, net	(532,883)		921,310
Exchange gain (losses) on derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial expenses		(229)
Inflation adjustment and exchange differences, net	(1)		(812,227)
Related parties
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial income	64,888	61,549	60,964
Income from financial investments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial income	111,235	162,292	301,401
Gain from derivative
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial income		28,503	5,829
Gain on repurchase of debt securities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial income			146,214
Other income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial income	R$ 1,134,391	R$ 42,730	R$ 129,182